Earnings per share	6 Months Ended
Dec. 31, 2022
Earnings per share [Abstract]
Earnings per share
Note 15. Earnings per share

	Three months ended 31 Dec 2022	Three months ended 31 Dec 2021
	$'000	$'000

Profit/(loss) after income tax for the three months ended	(143,954)	70,323
Adjustment for fair value gain on hybrid instruments	-	(113,100)
Adjustment for interest expense on hybrid instruments	-	8,635

Loss after income tax used in calculating diluted earnings per share	(143,954)	(34,142)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	53,028,867	36,983,276
Adjustments for calculation of diluted earnings per share:
Options over ordinary shares	-	3,734,377
Convertible notes	-	9,297,007

Weighted average number of ordinary shares used in calculating diluted earnings per share	53,028,867	50,014,660

	Cents	Cents

Basic earnings per share	(271.46)	190.15
Diluted earnings per share	(271.46)	(68.26)

	Six months ended 31 Dec 2022	Six months ended 31 Dec 2021
	$'000	$'000

Profit/(loss) after income tax	(161,894)	(418,767)

	Number	Number

Weighted average number of ordinary shares used in calculating basic earnings per share	53,028,867	29,050,364

Weighted average number of ordinary shares used in calculating diluted earnings per share	53,028,867	29,050,364

	Cents	Cents

Basic earnings per share	(305.29)	(1,441.52)
Diluted earnings per share	(305.29)	(1,441.52)

In periods where the Group recorded a loss after tax, any potential ordinary shares are antidilutive.